Contributed Equity - Summary of Unlisted Options (Detail)	12 Months Ended
	Jun. 30, 2021 $ / shares [1]	Jun. 30, 2021 $ / shares [1]
Disclosure of classes of share capital [line items]
Number	2,912,670	2,912,670
Unlisted Options Expired on August 4, 2025 [member]
Disclosure of classes of share capital [line items]
Exercise Price	$ 0.248
Number	847,600	847,600
Unlisted Options Expired on January 5, 2023 [member]
Disclosure of classes of share capital [line items]
Exercise Price		$ 0.249
Number	2,065,070	2,065,070

[1]	1 American Depository Shares (ADS) listed on NASDAQ equals 10 ordinary shares listed on ASX thus the number of warrants on issue have been grossed up and their exercise prices have been adjusted accordingly in the above table to be comparable.